PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT, NET.
Schedule of property and equipment

	As of December 31,
	2019	2020
	RMB	RMB
Machinery and equipment	47,307,840	74,774,435
Furniture	76,258,884	114,908,548
Office and electronic equipment	16,909,504	39,607,366
Leasehold improvement	4,081,766	7,556,301
Motor vehicles	1,173,634	1,548,368
Building and building improvements	64,887,245	67,701,045
Property, plant and equipment	210,618,873	306,096,063

Less: Accumulated depreciation	(59,727,529)	(107,051,002)

Property, plant and equipment, net	150,891,344	199,045,061

Schedule of depreciation expense on property and equipment allocated to expense items

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cost of revenues	4,638,662	6,109,583	11,942,414
General and administrative expenses	2,261,620	3,403,502	5,237,258
Selling and marketing expenses	9,438,501	19,025,624	27,665,201
Research and development expenses	470,204	962,414	2,695,347

Total depreciation expense	16,808,987	29,501,123	47,540,220